Supplementary information on capital management (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Supplementary information on capital management
Debt in % of total assets	41.20%	28.80%
Total equity in % of total assets	40.80%	49.20%